UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08397


                           THE MARSICO INVESTMENT FUND
               (Exact name of registrant as specified in charter)


                          1200 17th Street, Suite 1600
                                Denver, CO 80202
               (Address of principal executive offices) (Zip code)


                             Christopher J. Marsico
                           The Marsico Investment Fund
                          1200 17th Street, Suite 1600
                                Denver, CO 80202
                     (Name and address of agent for service)

                                   Copies to:
                             Sander M. Bieber, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006


Registrant's telephone number, including area code:  (303)454-5600


Date of fiscal year end: September 30


Date of reporting period: March 31, 2005


Item 1 - Reports to Stockholders

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2005

                              [MARSICO FUNDS LOGO]

                         Helping you appreciate life/TM

The priorities that are closest to us extend well beyond day-to-day stock market fluctuations. Family. Friends. Good health. Financial security.

--------------------------------------------------------------------------------

At Marsico Funds, we understand the value of perspective. Perspective guides us toward what truly matters most. Perspective reminds us that the most meaningful goals are those that truly shape our lives, require conviction and are reached over time - not in a day or in a week or even in a year.

That is why your investment in the Marsico Funds can benefit from our long-term perspective, which is anchored by essential qualities such as experience, sound investment principles, hard work and passion. Qualities that shape an enduring investment process as well as a framework for life. All of which may help you achieve your most important goals.

APRIL 2005
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Enclosed is your semiannual report for the Marsico Investment Fund encompassing the six-month period from October 1, 2004 - March 31, 2005. In many senses, the time period represents a "tale of two equity markets" - one (the fourth quarter of calendar year 2004) generally positive in nature, the other (first quarter of calendar year 2005) not nearly so positive. The purpose of this letter is to provide a retrospective for the Funds' six-month investment results by discussing what we believe are the main factors that impacted performance (e.g., sector positioning, industry allocations, and stock selection) as compared to the Funds' benchmark indexes. Certain sector or industry classifications used in this letter may be broader than those used elsewhere in this semiannual report. For our updated thoughts regarding the market environment and our overall investment outlook, please refer to the first quarter 2005 shareholder letter dated April 2005 that we previously sent to you (which is also available on our web site at www.marsicofunds.com).

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Investment Review for Focus Fund and Growth Fund                             4

--------------------------------------------------------------------------------
MARSICO FOCUS FUND
--------------------------------------------------------------------------------
Fund Overview                                                                6
Schedule of Investments                                                      7
Statement of Assets and Liabilities                                          8
Statement of Operations                                                      8
Statements of Changes in Net Assets                                          9
Financial Highlights                                                        10

--------------------------------------------------------------------------------
MARSICO GROWTH FUND
--------------------------------------------------------------------------------
Fund Overview                                                               11
Schedule of Investments                                                     12
Statement of Assets and Liabilities                                         14
Statement of Operations                                                     14
Statements of Changes in Net Assets                                         15
Financial Highlights                                                        16

--------------------------------------------------------------------------------
MARSICO 21ST CENTURY FUND
--------------------------------------------------------------------------------
Investment Review for 21st Century Fund                                     17
Fund Overview                                                               18
Schedule of Investments                                                     19
Statement of Assets and Liabilities                                         21
Statement of Operations                                                     21
Statements of Changes in Net Assets                                         22
Financial Highlights                                                        23

--------------------------------------------------------------------------------
MARSICO INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
Investment Review for International Opportunities Fund                      24
Fund Overview                                                               26
Schedule of Investments                                                     27
Statement of Assets and Liabilities                                         29
Statement of Operations                                                     29
Statements of Changes in Net Assets                                         30
Financial Highlights                                                        31

NOTES TO FINANCIAL STATEMENTS                                               32

EXPENSE EXAMPLE                                                             37

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS                            38

OTHER INFORMATION                                                           40

MARSICO FOCUS FUND & MARSICO GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW BY TOM MARSICO

The Focus Fund and Growth Fund posted total returns of 7.22% and 5.96%, respectively, for the six-month period ended March 31, 2005. For comparative purposes, the S&P 500/R Index - which we consider to be the Funds' primary benchmark index - had a total return of 6.88% over the same time period. The Funds reached 7-1/4 years of operating history as of the end of March 2005. Please see the Funds' overviews for more detailed information about each of the Funds' performance for various periods ended March 31, 2005. The performance data for the Funds quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.(1)

The six-month reporting period ended March 31, 2005, as mentioned earlier in this report, in our opinion was essentially divided into two very different quarters for the US equity markets - one with robust gains and generally positive economic and financial developments; the other with negative returns and a "wall of worry" built on (among other factors) higher interest rates, inflation concerns, and rising energy prices. The two environments melded into a period where US equity returns, as well as the performance of the Funds, may appear quite solid on an absolute basis. However, it is very interesting to take a few extra steps and further examine those results in order to better understand their main underlying sources.

During the six-month period, nine of ten economic sectors (GICS classification) in the S&P 500/R Index, the Funds' primary benchmark index, had a positive return. That said, market leadership over the period was decidedly skewed towards certain areas. The leading sectors, in terms of investment returns, included Energy (+23%), Utilities (+18%), Materials (+10%), and Consumer Staples (+9%). In general, leadership by these types of areas suggested to us that equity investors grew somewhat more risk-averse during the overall reporting period, particularly during the first quarter of 2005. Sectors that traditionally have been considered more "growth-oriented" in nature - such as Information Technology, Financials, Health Care, and Telecommunications Services
- had lower returns than the S&P 500/R Index for the overall reporting period, and struggled noticeably in the first quarter of 2005.

The performance of the Focus Fund and the Growth Fund during the past six months was, on balance, similar to the S&P 500/R Index, and was characterized by several

--------------------------------------------------------------------------------

common factors. The Focus Fund and Growth Fund often invest in similar growth companies. Their performance has differed at times, however, because the Focus Fund invests in a relatively more concentrated portfolio of securities, while the Growth Fund has held some positions that are not present in the Focus Fund.(2)

The Funds' investment results were buoyed primarily by several factors that included generally positive positioning and stock selection within the Health Care sector (e.g., UnitedHealth Group, Genentech); several positions owned in the Diversified Financials industry (e.g., SLM Corporation, Goldman Sachs Group); several hotel/casino operator investments (e.g., Wynn Resorts, MGM Grand); and an underweighted posture (as compared to the benchmark index) in two areas - Information Technology and Insurance - whose returns were lower than the overall equity market.(3)

There were several offsetting factors limiting investment results. The main performance detriment for the Funds over the reporting period was our decision to remain significantly underweighted in the Energy sector. This investment posture created an "opportunity cost" for the Funds, as the Energy sector (with a 23% gain) was the strongest-performing area over the past six months. Two other factors that materially impacted performance were our stock selection in the Banks and Retailing industries. More specifically, Countrywide Financial (-17% during the six-month period) and eBay (-13% prior to being sold) were among the Funds' weaker-performing individual holdings.(3)

As of March 31, 2005 the Funds' primary economic sector allocations were in Health Care, Consumer Discretionary, Financials, and Industrials. The Funds had modest or no exposure in areas such as Energy, Utilities, Materials, and Telecommunications Services.

Sincerely,

/s/ Thomas F. Marsico

THOMAS F. MARSICO
PORTFOLIO MANAGER

(1) A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. See the prospectus for more information.

(2) Because the Focus Fund may hold securities of fewer issuers than other diversified funds, the Fund is more exposed to individual stock volatility and market pressures than funds investing in a larger number of securities.

(3) Portfolio composition is subject to change at any time and references to specific securities, industries and sectors referenced in this letter are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percentage of a Fund's portfolio represented by the securities or industries mentioned in this letter.

MARSICO FOCUS FUND
--------------------------------------------------------------------------------

FUND OVERVIEW MARCH 31, 2005 (UNAUDITED)

The Focus Fund invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                            Five Year           Average Annual
                          One Year       Average Annual        Since Inception
                      (4/1/04-3/31/05)   (4/1/00-3/31/05)     (12/31/97-3/31/05)
Marsico Focus Fund          5.86%             -5.38%                 8.33%
S&P 500/R Index             6.69%             -3.16%                 4.29%

----------------------------------------  --------------------------------------
NET ASSETS                                GROWTH OF $10,000(1)
----------------------------------------  --------------------------------------
3/31/05                   $3,314,605,317                 Marsico     S&P 500/R
                                                       Focus Fund      Index
----------------------------------------  12/31/1997     10,000       10,000
NET ASSET VALUE                            3/31/1998     12,310       11,395
----------------------------------------   9/30/1998     12,360       10,600
Net Asset Value Per Share         $15.90   3/31/1999     17,030       13,498
                                           9/30/1999     17,430       13,548
----------------------------------------   3/31/2000     23,542       15,920
TOP FIVE HOLDINGS                          9/30/2000     22,210       15,347
----------------------------------------   3/31/2001     15,692       12,469
UnitedHealth Group, Inc.          11.36%   9/30/2001     13,733       11,262
Genentech, Inc.                     6.03   3/31/2002     15,956       12,500
General Electric Co.                5.88   9/30/2002     13,115        8,955
The Procter & Gamble Co.            5.46   3/31/2003     12,711        9,404
Lowe's Companies, Inc.              5.43   9/30/2003     15,148       11,140
                                           3/31/2004     16,866       12,708
----------------------------------------   9/30/2004     16,652       12,685
SECTOR ALLOCATION(2)                       3/31/2005     17,854       13,558

----------------------------------------
Consumer Non-Cyclical             30.77%
Consumer Cyclical                  21.06
Financial                          18.04
Industrial                         13.38
Technology                          5.34
Communications                      4.73
Energy                              3.60
Utilities                           3.08

The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less.

The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

ATHLETIC FOOTWEAR
NIKE, Inc. - Class B                       785,889      $65,472,413      1.98%
                                   ---------------------------------------------

BUILDING -
RESIDENTIAL/COMMERCIAL
Lennar Corporation - Class A             1,024,730       58,081,696       1.75
                                   ---------------------------------------------

CASINO HOTELS
MGM MIRAGE*                                834,051       59,067,492       1.78
Wynn Resorts Ltd.*                       1,542,524      104,490,576       3.15
                                   ---------------------------------------------
                                                        163,558,068       4.93
                                   ---------------------------------------------

COMPUTERS
Dell, Inc.*                              3,012,932      115,756,848       3.49
                                   ---------------------------------------------

COSMETICS & TOILETRIES
The Procter &
  Gamble Company                         3,412,068      180,839,604       5.46
                                   ---------------------------------------------

CRUISE LINES
Carnival Corporation                     1,490,511       77,223,375       2.33
                                   ---------------------------------------------

DIVERSIFIED MANUFACTURING
OPERATIONS
General Electric Company                 5,402,325      194,807,840       5.88
                                   ---------------------------------------------

ELECTRIC - INTEGRATED
TXU Corporation                          1,244,784       99,122,150       2.99
                                   ---------------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                   1,081,634       56,007,009       1.69
                                   ---------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                          3,313,793      165,159,443       4.98
                                   ---------------------------------------------

FINANCE - INVESTMENT
BANKER/BROKER
The Goldman Sachs
  Group, Inc.                            1,487,573      163,618,154       4.94
                                   ---------------------------------------------

FINANCE - MORTGAGE
LOAN/BANKER
Countrywide Financial
  Corporation                            3,251,967      105,558,849       3.18
                                   ---------------------------------------------

FINANCE - OTHER SERVICES
The Chicago Mercantile
  Exchange                                 311,708       60,480,703       1.82
                                   ---------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                  825,883       58,389,928       1.76
                                   ---------------------------------------------

MACHINERY - CONSTRUCTION
& MINING
Caterpillar, Inc.                          947,716       86,659,151       2.61
                                   ---------------------------------------------


                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                         3,527,801     $199,708,815      6.03%
                                   ---------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                 3,948,111      376,570,827      11.36
                                   ---------------------------------------------

MEDICAL PRODUCTS
Johnson & Johnson                          971,609       65,253,260       1.97
Zimmer Holdings, Inc.*                   2,164,077      168,386,831       5.08
                                   ---------------------------------------------
                                                        233,640,091       7.05
                                   ---------------------------------------------

MONEY CENTER BANKS
UBS AG                                   1,020,313       86,114,417       2.60
                                   ---------------------------------------------

OIL COMPANIES - INTEGRATED
Exxon Mobil Corporation                  1,505,131       89,705,808       2.71
                                   ---------------------------------------------

OIL - FIELD SERVICES
Schlumberger Ltd.                          369,534       26,044,756       0.79
                                   ---------------------------------------------

RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                   3,155,060      180,122,375       5.43
                                   ---------------------------------------------

RETAIL - RESTAURANTS
Starbucks Corporation*                   1,456,073       75,220,731       2.27
                                   ---------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                        1,588,002      149,192,788       4.50
                                   ---------------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                           4,156,802      152,346,793       4.60
                                   ---------------------------------------------

TOTAL COMMON STOCKS
(COST $2,538,285,697)                                 3,219,402,632      97.13
                                   ---------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
SSgA Prime Money
  Market Fund                          149,997,471      149,997,471       4.53
SSgA Money Market Fund                  16,343,155       16,343,155       0.49
                                   ---------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $166,340,626)                                     166,340,626       5.02
                                   ---------------------------------------------

TOTAL INVESTMENTS
(COST $2,704,626,323)                                 3,385,743,258     102.15

Liabilities Less Cash
and Other Assets                                       (71,137,941)     (2.15)
                                   ---------------------------------------------

NET ASSETS                                           $3,314,605,317    100.00%
                                   =============================================


 *   Non-income producing.
     See notes to financial statements.

MARSICO FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

(Amounts in thousands)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

  Investments, at value (cost $2,704,626)                           $3,385,743
  Receivable for investments sold                                        5,671
  Receivable for capital stock sold                                      4,186
  Interest and dividends receivable                                      2,562
  Prepaid expenses and other assets                                        861
                                                                --------------
  TOTAL ASSETS                                                       3,399,023
                                                                --------------

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------

  Payable for investments purchased                                     78,968
  Payable for capital stock redeemed                                     1,478
  Accrued investment advisory fee                                        2,363
  Accrued distribution fee                                                  18
  Accrued trustees' fees                                                   654
  Accrued expenses and other liabilities                                   937
                                                                --------------
  TOTAL LIABILITIES                                                     84,418
                                                                --------------
NET ASSETS                                                          $3,314,605
                                                                ==============

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------

  Paid-in-capital                                                   $2,861,594
  Accumulated net investment loss                                      (5,998)
  Accumulated net realized loss on investments
     and foreign currency transactions                               (222,195)
  Net unrealized appreciation on investments
     and foreign currency translations                                 681,204
                                                                --------------
NET ASSETS                                                          $3,314,605
                                                                ==============

SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                        208,451

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                                        $15.90
                                                                ==============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)

(Amounts in thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------

  Interest                                                                $899
  Dividends (net of $6 of non-reclaimable
     foreign withholding taxes)                                         13,987
                                                                --------------
  TOTAL INVESTMENT INCOME                                               14,886
                                                                --------------

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

  Investment advisory fees                                              13,213
  Distribution fees                                                      3,909
  Transfer agent fees and expenses                                       1,676
  Printing and postage expenses                                            307
  Custody and fund accounting fees                                         227
  Fund administration fees                                                 152
  Trustees' fees and expenses                                              142
  Professional fees                                                        101
  Federal and state registration fees                                       38
  Miscellaneous                                                            128
                                                                --------------
  TOTAL EXPENSES                                                        19,893
  Less expenses paid indirectly                                          (647)
                                                                --------------
  NET EXPENSES                                                          19,246
                                                                --------------
NET INVESTMENT LOSS                                                    (4,360)
                                                                --------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------

  Net realized gain on investments                                      76,605
  Net realized gain on options written                                   1,524
  Net realized gain on foreign
     currency transactions                                               1,037
  Change in unrealized appreciation/
     depreciation on investments and foreign
     currency translations                                             131,367
                                                                --------------
  Net Gain on Investments                                              210,533
                                                                --------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                             $206,173
                                                                ==============


 *   Not in thousands.
     See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  Six Months            Year
                                                 Ended 3/31/05         Ended
(Amounts in thousands)                            (Unaudited)         9/30/04
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------

  Net investment loss                               $(4,360)          $(9,652)
  Net realized gain on investments                    76,605            66,096
  Net realized gain on options written                 1,524                 -
  Net realized gain on foreign
     currency transactions                             1,037            12,287
  Change in unrealized appreciation/depreciation
     on investments and foreign currency
     translations                                    131,367           158,667
                                                --------------------------------

  Net increase in net assets resulting
     from operations                                 206,173           227,398
                                                --------------------------------
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

  Proceeds from sale of shares                       555,703         1,022,647
  Redemption fees                                         19                27
  Redemption of shares                             (342,612)         (636,863)
                                                --------------------------------

  Net increase from capital share transactions       213,110           385,811
                                                --------------------------------

TOTAL INCREASE IN NET ASSETS                         419,283           613,209

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------

Beginning of period                                2,895,322         2,282,113
                                                --------------------------------

END OF PERIOD                                     $3,314,605        $2,895,322
                                                ================================

Accumulated net investment loss                      (5,998)           (1,638)

--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
--------------------------------------------------------------------------------

Shares sold                                           34,894            69,859
Shares redeemed                                     (21,620)          (43,900)
                                                --------------------------------

NET INCREASE                                          13,274            25,959
                                                ================================


  See notes to financial statements.

MARSICO FOCUS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                            Six Months     Year         Year        Year         Year        Year
For a Fund Share Outstanding                              Ended 3/31/05    Ended       Ended        Ended       Ended        Ended
Throughout the Period.                                     (Unaudited)    9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.83       $13.49      $11.68       $12.27      $22.17       $17.43

------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


  Net investment loss                                        (0.02)       (0.05)      (0.03)       (0.08)      (0.07)       (0.16)
  Net realized and unrealized gains
     (losses) on investments                                   1.09         1.39        1.84       (0.47)      (7.87)         4.94
                                                   ---------------------------------------------------------------------------------
  Total from investment operations                             1.07         1.34        1.81       (0.55)      (7.94)         4.78
                                                   ---------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS & OTHER
------------------------------------------------------------------------------------------------------------------------------------

  Net realized gains                                              -            -           -            -      (1.96)       (0.04)
  Tax return of capital                                           -            -           -       (0.04)           -            -
  Redemption fees [See Note 2(i)]                              -(1)         -(1)           -            -           -            -
                                                   ---------------------------------------------------------------------------------
  Total distributions & other                                     -            -           -       (0.04)      (1.96)       (0.04)
                                                   ---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $15.90       $14.83      $13.49       $11.68      $12.27       $22.17
                                                   ---------------------------------------------------------------------------------

TOTAL RETURN                                               7.22%(2)        9.93%      15.50%      (4.50)%    (38.17)%       27.42%

------------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
------------------------------------------------------------------------------------------------------------------------------------

  Net assets, end of period (000s)                       $3,314,605   $2,895,322  $2,282,113   $1,274,068  $1,311,495   $2,853,805

  Ratio of expenses to average net assets,
     before expenses paid indirectly                       1.27%(3)        1.30%       1.34%        1.35%       1.30%        1.27%

  Ratio of net investment loss to average
     net assets, net of expenses paid indirectly         (0.28)%(3)      (0.36)%     (0.54)%      (0.64)%     (0.36)%      (0.69)%

  Ratio of net investment loss to average
     net assets, before expenses paid indirectly         (0.32)%(3)      (0.40)%     (0.59)%      (0.68)%     (0.39)%      (0.70)%

  Portfolio turnover rate                                    56%(2)          84%         90%         117%        127%         176%


(1)  Less than $0.01.

(2)  Not annualized for the periods less than one year.

(3)  Annualized for the periods less than one year.

     See notes to financial statements.

MARSICO GROWTH FUND
--------------------------------------------------------------------------------

FUND OVERVIEW MARCH 31, 2005 (UNAUDITED)

The Growth Fund invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The Growth Fund will normally hold a core position of between 35 and 50 common stocks.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                            Five Year            Average Annual
                          One Year        Average Annual        Since Inception
                      (4/1/04-3/31/05)   (4/1/00-3/31/05)     (12/31/97-3/31/05)
Marsico Growth Fund        6.62%              -4.76%                8.21%
S&P 500/R Index            6.69%              -3.16%                4.29%

-----------------------------------------   ------------------------------------
NET ASSETS                                  GROWTH OF $10,000(1)
-----------------------------------------   ------------------------------------
3/31/05                   $1,727,824,250                   Marsico    S&P 500/R
                                                         Growth Fund    Index
-----------------------------------------   12/31/1997     10,000      10,000
NET ASSET VALUE                              3/31/1998     11,960      11,395
-----------------------------------------    9/30/1998     11,540      10,600
Net Asset Value Per Share         $16.90     3/31/1999     15,710      13,498
                                             9/30/1999     16,290      13,548
-----------------------------------------    3/31/2000     22,607      15,920
TOP FIVE HOLDINGS                            9/30/2000     20,938      15,347
-----------------------------------------    3/31/2001     15,495      12,469
UnitedHealth Group, Inc.           7.91%     9/30/2001     13,307      11,262
General Electric Co.                4.51     3/31/2002     15,304      12,500
Genentech, Inc.                     4.32     9/30/2002     12,452       8,955
FedEx Corp.                         3.58     3/31/2003     12,158       9,404
The Procter & Gamble Co.            3.52     9/30/2003     14,769      11,140
                                             3/31/2004     16,614      12,708
-----------------------------------------    9/30/2004     16,719      12,685
SECTOR ALLOCATION(2)                         3/31/2005     17,714      13,558
-----------------------------------------
Consumer Non-Cyclical             30.07%
Consumer Cyclical                  23.83
Industrial                         16.09
Financial                          15.51
Technology                          5.92
Energy                              4.05
Communications                      3.48
Utilities                           1.05

The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less.

The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

MARSICO GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

AEROSPACE/DEFENSE
General Dynamics Corporation               235,733      $25,235,218      1.46%
Lockheed Martin Corporation                423,915       25,884,250       1.50
                                   ---------------------------------------------
                                                         51,119,468       2.96
                                   ---------------------------------------------

AEROSPACE/DEFENSE -
EQUIPMENT
United Technologies
  Corporation                              327,198       33,262,949       1.93
                                   ---------------------------------------------

ATHLETIC FOOTWEAR
NIKE, Inc. - Class B                       414,133       34,501,420       2.00
                                   ---------------------------------------------

AUDIO/VIDEO PRODUCTS
Harman International
  Industries, Inc.                          77,654        6,869,273       0.40
Sony Corporation                           134,911        5,399,138       0.31
                                   ---------------------------------------------
                                                         12,268,411       0.71
                                   ---------------------------------------------

BEVERAGES - NON-ALCOHOLIC
PepsiCo, Inc.                              207,508       11,004,149       0.64
                                   ---------------------------------------------

BUILDING -
RESIDENTIAL/COMMERCIAL
KB HOME                                    173,162       20,339,608       1.18
Lennar Corporation - Class A               438,937       24,878,949       1.44
M.D.C. Holdings, Inc.                      247,967       17,270,901       1.00
Toll Brothers, Inc.*                       167,215       13,184,903       0.76
                                   ---------------------------------------------
                                                         75,674,361       4.38
                                   ---------------------------------------------

CASINO HOTELS
MGM MIRAGE*                                276,152       19,557,085       1.13
Wynn Resorts Ltd.*                         791,390       53,608,759       3.10
                                   ---------------------------------------------
                                                         73,165,844       4.23
                                   ---------------------------------------------

COMMERCIAL BANKS -
WESTERN US
UCBH Holdings, Inc.                        190,036        7,582,436       0.44
                                   ---------------------------------------------

COMPUTER GRAPHICS
Pixar*                                      87,023        8,489,094       0.49
                                   ---------------------------------------------

COMPUTERS
Dell, Inc.*                              1,251,593       48,086,203       2.78
                                   ---------------------------------------------

COSMETICS & TOILETRIES
The Procter &
  Gamble Company                         1,148,708       60,881,524       3.52
                                   ---------------------------------------------

CRUISE LINES
Royal Caribbean Cruises Ltd.               500,208       22,354,295       1.29
                                   ---------------------------------------------

                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING
OPERATIONS
General Electric Company                 2,162,173      $77,967,958      4.51%
                                   ---------------------------------------------

ELECTRIC - INTEGRATED
TXU Corporation                            217,549       17,323,427       1.00
                                   ---------------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                     798,999       41,372,168       2.39
                                   ---------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                            996,188       49,650,010       2.87
                                   ---------------------------------------------

FINANCE - INVESTMENT
BANKER/BROKER
Citigroup, Inc.                            606,374       27,250,448       1.58
The Goldman Sachs
  Group, Inc.                              356,425       39,203,186       2.27
                                   ---------------------------------------------
                                                         66,453,634       3.85
                                   ---------------------------------------------

FINANCE - MORTGAGE
LOAN/BANKER
Countrywide Financial
  Corporation                            1,564,949       50,798,245       2.94
                                   ---------------------------------------------

FINANCE - OTHER SERVICES
The Chicago Mercantile
  Exchange                                 109,337       21,214,658       1.23
                                   ---------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                  336,417       23,784,682       1.38
                                   ---------------------------------------------

MACHINERY - CONSTRUCTION
& MINING
Caterpillar, Inc.                          456,199       41,714,837       2.41
                                   ---------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                         1,317,964       74,609,942       4.32
                                   ---------------------------------------------

MEDICAL - DRUGS
Pfizer, Inc.                               734,325       19,290,718       1.12
                                   ---------------------------------------------

MEDICAL - HMO
Aetna, Inc.                                 79,500        5,958,525       0.34
PacifiCare Health
  Systems, Inc.*                           141,612        8,060,555       0.47
UnitedHealth Group, Inc.                 1,432,727      136,653,501       7.91
WellPoint, Inc.*                            69,697        8,736,519       0.51
                                   ---------------------------------------------
                                                        159,409,100       9.23
                                   ---------------------------------------------

 * Non-income producing.
  See notes to financial statements.

SCHEDULE OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)


                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

MEDICAL INSTRUMENTS
Medtronic, Inc.                            446,097      $22,728,642      1.32%
St. Jude Medical, Inc.*                    731,240       26,324,640       1.52
                                   ---------------------------------------------
                                                         49,053,282       2.84
                                   ---------------------------------------------

MEDICAL LABS &
TESTING SERVICES
Quest Diagnostics, Inc.                    180,730       19,000,145       1.10
                                   ---------------------------------------------

MEDICAL PRODUCTS
Johnson & Johnson                          505,391       33,942,060       1.96
Zimmer Holdings, Inc.*                     675,002       52,521,906       3.04
                                   ---------------------------------------------
                                                         86,463,966       5.00
                                   ---------------------------------------------

MONEY CENTER BANKS
UBS AG                                     529,937       44,726,683       2.59
                                   ---------------------------------------------

MOTORCYCLE/MOTOR
SCOOTER MANUFACTURER
Harley-Davidson, Inc.                      133,048        7,684,852       0.44
                                   ---------------------------------------------

OIL COMPANIES - INTEGRATED
Exxon Mobil Corporation                    794,958       47,379,497       2.74
                                   ---------------------------------------------

OIL - FIELD SERVICES
Schlumberger Ltd.                          278,755       19,646,652       1.14
                                   ---------------------------------------------

REAL ESTATE
OPERATING/DEVELOPMENT
The St. Joe Company                        238,516       16,052,127       0.93
                                   ---------------------------------------------

RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                     870,357       49,688,681       2.88
                                   ---------------------------------------------

RETAIL - DISCOUNT
Target Corporation                         426,943       21,355,689       1.24
                                   ---------------------------------------------

RETAIL - DRUG STORE
CVS Corporation                            287,854       15,146,877       0.88
Walgreen Co.                               391,010       17,368,664       1.00
                                   ---------------------------------------------
                                                         32,515,541       1.88
                                   ---------------------------------------------

RETAIL - RESTAURANTS
Starbucks Corporation*                     466,147       24,081,154       1.39
Yum! Brands, Inc.                          662,889       34,344,279       1.99
                                   ---------------------------------------------
                                                         58,425,433       3.38
                                   ---------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                          658,912       61,904,782       3.58
                                   ---------------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                           1,568,220       57,475,263       3.33
                                   ---------------------------------------------

TOTAL COMMON STOCKS
(COST $1,311,856,711)                                 1,653,352,126      95.69
                                   ---------------------------------------------


                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

SSgA Prime Money
  Market Fund                           78,028,079      $78,028,079      4.52%
SSgA Money Market Fund                  43,636,604       43,636,604       2.52
                                   ---------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $121,664,683)                                     121,664,683       7.04
                                   ---------------------------------------------

TOTAL INVESTMENTS
(COST $1,433,521,394)                                 1,775,016,809     102.73

Liabilities Less Cash
and Other Assets                                       (47,192,559)     (2.73)
                                   ---------------------------------------------

NET ASSETS                                           $1,727,824,250    100.00%
                                   =============================================


 *   Non-income producing.
     See notes to financial statements.

MARSICO GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

(Amounts in thousands)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

  Investments, at value (cost $1,433,521)                           $1,775,017
  Receivable for investments sold                                        6,193
  Receivable for capital stock sold                                      2,948
  Interest and dividends receivable                                      1,015
  Prepaid expenses and other assets                                        490
                                                                  --------------
  TOTAL ASSETS                                                       1,785,663
                                                                  --------------

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------

  Payable for investments purchased                                     55,201
  Payable for capital stock redeemed                                       496
  Accrued investment advisory fee                                        1,241
  Accrued distribution fee                                                 156
  Accrued trustees' fees                                                   338
  Accrued expenses and other liabilities                                   407
                                                                  --------------
  TOTAL LIABILITIES                                                     57,839
                                                                  --------------
NET ASSETS                                                          $1,727,824
                                                                  ==============

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------

  Paid-in-capital                                                   $1,516,653
  Accumulated net investment loss                                      (1,824)
  Accumulated net realized loss on investments
     and foreign currency transactions                               (128,553)
  Net unrealized appreciation on investments
     and foreign currency translations                                 341,548
                                                                  --------------
NET ASSETS                                                          $1,727,824
                                                                  ==============

SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                        102,215

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                                        $16.90
                                                                  ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)

(Amounts in thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------

  Interest                                                              $7,161
  Dividends (net of $3 of non-reclaimable
     foreign withholding taxes)                                          1,145
                                                                  --------------
  TOTAL INVESTMENT INCOME                                                8,306
                                                                  --------------

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

  Investment advisory fees                                               6,683
  Distribution fees                                                      1,965
  Transfer agent fees and expenses                                         693
  Printing and postage expenses                                            156
  Custody and fund accounting fees                                         126
  Fund administration fees                                                 113
  Trustees' fees and expenses                                               68
  Professional fees                                                         56
  Federal and state registration fees                                       50
  Miscellaneous                                                             51
                                                                  --------------
  TOTAL EXPENSES                                                         9,961
  Less expenses paid indirectly                                          (157)
                                                                  --------------
  NET EXPENSES                                                           9,804
                                                                  --------------

NET INVESTMENT LOSS                                                    (1,498)
                                                                  --------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------

  Net realized gain on investments                                       5,055
  Net realized gain on foreign
     currency transactions                                               1,037
  Net realized gain on options written                                      42
  Change in unrealized appreciation/
     depreciation on investments and foreign
     currency translations                                              77,098
                                                                  --------------
  Net Gain on Investments                                               83,232
                                                                  --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                              $81,734
                                                                  ==============

 *   Not in thousands.
     See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  Six Months            Year
                                                 Ended 3/31/05         Ended
(Amounts in thousands)                            (Unaudited)         9/30/04

--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------

  Net investment loss                               $(1,498)          $(3,796)
  Net realized gain on investments                     5,055             9,815
  Net realized gain on options written                    42                 -
  Net realized gain on foreign
     currency transactions                             1,037             1,481
  Change in unrealized appreciation/depreciation
     on investments and foreign currency
     translations                                     77,098           113,857
                                                 -------------------------------
  Net increase in net assets resulting
     from operations                                  81,734           121,357
                                                 -------------------------------

--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

  Proceeds from sale of shares                       405,593           684,707
  Redemption fees                                         29                21
  Redemption of shares                             (122,957)         (231,880)
                                                 -------------------------------

  Net increase from capital share transactions       282,665           452,848
                                                 -------------------------------

TOTAL INCREASE IN NET ASSETS                         364,399           574,205

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------

Beginning of period                                1,363,425           789,220
                                                 -------------------------------

END OF PERIOD                                     $1,727,824        $1,363,425
                                                 ===============================

Accumulated net investment loss                      (1,824)             (326)

--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
--------------------------------------------------------------------------------

Shares sold                                           23,979            44,600
Shares redeemed                                      (7,260)          (15,100)
                                                 -------------------------------

NET INCREASE                                          16,719            29,500
                                                 ===============================


  See notes to financial statements.

MARSICO GROWTH FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                            Six Months     Year         Year        Year         Year        Year
For a Fund Share Outstanding                              Ended 3/31/05    Ended       Ended        Ended       Ended        Ended
Throughout the Period.                                     (Unaudited)    9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                         $15.95       $14.09      $11.88       $12.71      $20.82       $16.29

------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

  Net investment loss                                        (0.01)       (0.04)      (0.07)       (0.04)      (0.09)       (0.11)
  Net realized and unrealized gains
     (losses) on investments                                   0.96         1.90        2.28       (0.77)      (7.32)         4.75
                                                       -----------------------------------------------------------------------------
  Total from investment operations                             0.95         1.86        2.21       (0.81)      (7.41)         4.64
                                                       -----------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS & OTHER
------------------------------------------------------------------------------------------------------------------------------------

  Net realized gains                                              -            -           -            -      (0.70)       (0.11)

  Tax return of capital                                           -            -           -       (0.02)           -            -

  Redemption fees [See Note 2(i)]                              -(1)         -(1)           -            -           -            -
                                                       -----------------------------------------------------------------------------
  Total distributions & other                                     -            -           -       (0.02)      (0.70)       (0.11)
                                                       -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                               $16.90       $15.95      $14.09       $11.88      $12.71       $20.82
                                                       -----------------------------------------------------------------------------

TOTAL RETURN                                               5.96%(2)       13.20%      18.60%      (6.42)%    (36.45)%       28.53%

------------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
------------------------------------------------------------------------------------------------------------------------------------

  Net assets, end of period (000s)                       $1,727,824   $1,363,425    $789,220     $641,974    $530,904   $1,002,722
  Ratio of expenses to average net assets,
     before expenses paid indirectly                       1.27%(3)        1.30%       1.38%        1.37%       1.33%        1.30%
  Ratio of net investment loss to average
     net assets, net of expenses paid indirectly         (0.19)%(3)      (0.34)%     (0.62)%      (0.49)%     (0.53)%      (0.54)%
  Ratio of net investment loss to average
     net assets, before expenses paid indirectly         (0.21)%(3)      (0.38)%     (0.67)%      (0.52)%     (0.55)%      (0.55)%
  Portfolio turnover rate                                    40%(2)          73%         91%         111%        120%         137%


(1)  Less than $0.01.

(2)  Not annualized for the periods less than one year.

(3)  Annualized for the periods less than one year.

     See notes to financial statements.

MARSICO 21ST CENTURY FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW BY CORY GILCHRIST

I am pleased to report that the 21st Century Fund had a total return of 9.71% for the six-month period ended March 31, 2005. For comparative purposes, the S&P 500/R Index (which we consider to be the Fund's primary benchmark index), Russell 3000 Index (a proxy for the performance of all publicly traded US stocks, including smaller capitalization companies), and Nasdaq Composite Index (consisting primarily of technology-related companies) had total returns of 6.88%, 7.73%, and 5.73%, respectively, over the same period. Please see the Fund overview for more detailed information about the Fund's performance for various periods ended March 31, 2005. The performance data for the Fund quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.(1)

The Fund's performance during the six months ended March 31, 2005 benefited primarily from stock selection in the Consumer Discretionary sector, particularly those stocks in two industry groups: Hotels, Restaurants & Leisure; and Media. The former category included holdings such as Wynn Resorts (+31% during the six-month period), Shangri-La Asia (+36%), Las Vegas Sands (+55%), and Kerzner International (+32%). As to the Fund's media-related holdings during the reporting period, positions in Getty Images (+27% prior to being sold), Dreamworks Animation (+44% prior to being sold), and Pixar (+15%) materially enhanced performance.(2)

Several other individual holdings, spanning a variety of industries, also contributed positively to the Fund's six-month return. These included Chicago Mercantile Exchange (+21%), UnitedHealth Group (+29%), and Monsanto (+42% prior to being sold).(2)

The main "Achilles heel" in terms of the Fund's performance was our decision to have a limited number of investments in the Energy sector and an overall underweighted posture in this sector as compared to the benchmark index. This sector rose well over 20% during the past six months, and so our decision to essentially remain "on the sidelines" detracted from the Fund's performance.

We also had some individual positions during the reporting period whose returns were considerably lower than the Fund's benchmark index and significantly detracted from performance. These included Harman International (-18%), Countrywide Financial (-17%), and MarketAxess Holdings (+2%).(2)

The Fund has tended to have a relatively high portfolio turnover level because of its investment style. Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or to address issues affecting particular holdings.

In terms of economic sector distribution, the Fund maintained three areas of emphasis as of March 31, 2005: Consumer Discretionary, Financials, and Health Care. The Fund had a modest allocation to Energy as of the end of the reporting period, and had few or no investments in Utilities, Materials, and Telecommunications Services.

Sincerely,

/s/ Corydon J. Gilchrist

CORYDON J. GILCHRIST
PORTFOLIO MANAGER

(1) The performance returns for the 21st Century Fund (for the period prior to March 31, 2004) reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. For the period beginning April 1, 2004, performance returns for the 21st Century Fund would be higher but for the reimbursement of fees waived previously. A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. See the prospectus for more information.

(2) Portfolio composition is subject to change at any time and references to specific securities, industries and sectors referenced in this letter are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or industries mentioned in this letter.

MARSICO 21ST CENTURY FUND
--------------------------------------------------------------------------------

FUND OVERVIEW MARCH 31, 2005 (UNAUDITED)

The 21st Century Fund invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                            Five Year            Average Annual
                          One Year        Average Annual        Since Inception
                      (4/1/04-3/31/05)   (4/1/00-3/31/05)       (2/1/00-3/31/05)
Marsico 21st
  Century Fund            9.06%(1)            -2.67%                 2.20%(1)
S&P 500/R Index           6.69%               -3.16%                -1.66%

-----------------------------------------  -------------------------------------
NET ASSETS                                 GROWTH OF $10,000(1)(2)
-----------------------------------------  -------------------------------------
3/31/05                     $392,768,784                Marsico 21st  S&P 500/R
                                                        Century Fund    Index
-----------------------------------------   2/01/2000     10,000       10,000
NET ASSET VALUE                             3/31/2000     12,810       10,770
-----------------------------------------   9/30/2000     10,860       10,383
Net Asset Value Per Share         $11.19    3/31/2001      7,290        8,436
                                            9/30/2001      6,260        7,619
-----------------------------------------   3/31/2002      7,520        8,456
TOP FIVE HOLDINGS                           9/30/2002      6,540        6,058
-----------------------------------------   3/31/2003      6,540        6,362
Wynn Resorts Ltd.                  4.70%    9/30/2003      8,740        7,536
UCBH Holdings, Inc.                 4.63    3/31/2004     10,260        8,597
UBS AG                              3.98    9/30/2004     10,200        8,582
UnitedHealth Group, Inc.            3.96    3/31/2005     11,190        9,172
St. Joe Co.                         3.91

-----------------------------------------
SECTOR ALLOCATION(3)
-----------------------------------------
Consumer Cyclical                 32.55%
Financial                          31.35
Consumer Non-Cyclical              15.39
Technology                          9.21
Industrial                          5.62
Communications                      3.78
Energy                              2.10

The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less.

     The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1) The performance returns for the 21st Century Fund (for the period prior to March 31, 2004) reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. For the period beginning April 1, 2004 performance returns for the 21st Century Fund would be higher but for the reimbursement of fees waived previously.

(2) This chart assumes an initial investment of $10,000 made on February 1, 2000 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.

(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

SCHEDULE OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

AEROSPACE/DEFENSE -
EQUIPMENT
United Technologies
  Corporation                               95,038       $9,661,563      2.46%
                                   ---------------------------------------------

AUDIO/VIDEO PRODUCTS
Harman International
  Industries, Inc.                          76,310        6,750,383       1.72
Sony Corporation                            30,634        1,225,973       0.31
                                   ---------------------------------------------
                                                          7,976,356       2.03
                                   ---------------------------------------------

BUILDING -
RESIDENTIAL/COMMERCIAL
Toll Brothers, Inc.*                        75,222        5,931,255       1.51
WCI Communities, Inc.*                     188,129        5,658,920       1.44
                                   ---------------------------------------------
                                                         11,590,175       2.95
                                   ---------------------------------------------

CASINO HOTELS
Kerzner International Ltd.*                216,005       13,225,986       3.37
Las Vegas Sands Corp.*                     243,896       10,975,320       2.79
Wynn Resorts Ltd.*                         272,217       18,439,980       4.70
                                   ---------------------------------------------
                                                         42,641,286      10.86
                                   ---------------------------------------------

COMMERCIAL BANKS -
SOUTHERN US
The South Financial
  Group, Inc.                              245,849        7,508,228       1.91
                                   ---------------------------------------------

COMMERCIAL BANKS -
WESTERN US
UCBH Holdings, Inc.                        456,086       18,197,831       4.63
                                   ---------------------------------------------

COMPUTER GRAPHICS
Pixar*                                     149,213       14,555,728       3.71
                                   ---------------------------------------------

COMPUTERS
Dell, Inc.*                                342,604       13,162,846       3.35
                                   ---------------------------------------------

CRUISE LINES
Royal Caribbean Cruises Ltd.               265,707       11,874,446       3.02
                                   ---------------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                     120,231        6,225,561       1.59
                                   ---------------------------------------------

FINANCE - CONSUMER LOANS
The First Marblehead
  Corporation*                              56,242        3,235,602       0.82
                                   ---------------------------------------------

FINANCE - INVESTMENT
BANKER/BROKER
Jefferies Group, Inc.                      332,196       12,517,145       3.19
                                   ---------------------------------------------



                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

FINANCE - MORTGAGE
LOAN/BANKER
Countrywide Financial
  Corporation                              361,307      $11,728,025      2.99%
                                   ---------------------------------------------

FINANCE - OTHER SERVICES
The Chicago Mercantile
  Exchange                                  56,558       10,973,949       2.79
MarketAxess Holdings, Inc.*                251,983        2,814,650       0.72
                                   ---------------------------------------------
                                                         13,788,599       3.51
                                   ---------------------------------------------

FOOD - DAIRY PRODUCTS
Dean Foods Company*                        353,911       12,139,147       3.09
                                   ---------------------------------------------

FOOD - RETAIL
Whole Foods Market, Inc.                    39,077        3,990,934       1.02
                                   ---------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                   50,441        3,566,179       0.91
Shangri-La Asia Ltd.                     6,119,006        8,865,339       2.26
Shangri-La Asia Ltd. 144A                  832,000        1,205,418       0.31
                                   ---------------------------------------------
                                                         13,636,936       3.48
                                   ---------------------------------------------

LEISURE & RECREATION PRODUCTS
Brunswick Corporation                      207,647        9,728,262       2.48
                                   ---------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                           187,607       10,620,432       2.70
                                   ---------------------------------------------

MEDICAL - HMO
AMERIGROUP Corporation*                    395,045       14,442,845       3.68
UnitedHealth Group, Inc.                   163,086       15,555,143       3.96
                                   ---------------------------------------------
                                                         29,997,988       7.64
                                   ---------------------------------------------

MONEY CENTER BANKS
UBS AG                                     185,051       15,626,563       3.98
                                   ---------------------------------------------

MOTION PICTURES & SERVICES
Lions Gate Entertainment
  Corp.*                                   526,232        5,814,864       1.48
                                   ---------------------------------------------

OIL COMPANIES - INTEGRATED
Sasol Ltd.                                 324,430        7,737,656       1.97
                                   ---------------------------------------------

REAL ESTATE
OPERATING/DEVELOPMENT
The St. Joe Company                        228,350       15,367,955       3.91
                                   ---------------------------------------------

REITS - DIVERSIFIED
Crystal River Capital 144A*                240,411        6,010,275       1.53
Government Properties
  Trust, Inc.                              771,262        7,681,769       1.96
                                   ---------------------------------------------
                                                         13,692,044       3.49
                                   ---------------------------------------------


 * Non-income producing.
  See notes to financial statements.

MARSICO 21ST CENTURY FUND

                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

REITS - MORTGAGE
Redwood Trust, Inc.                         76,848       $3,933,081      1.00%
                                   ---------------------------------------------

RETAIL - PET FOOD & SUPPLIES
PETsMART, Inc.                             215,122        6,184,758       1.57
                                   ---------------------------------------------

RETAIL - RESTAURANTS
Yum! Brands, Inc.                          204,106       10,574,732       2.69
                                   ---------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                          117,659       11,054,063       2.81
                                   ---------------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                             380,806       13,956,540       3.55
                                   ---------------------------------------------
TOTAL COMMON STOCKS
(COST $329,377,696)                                     368,719,346      93.88
                                   ---------------------------------------------



                                        Principal         Market       Percent
                                          Amount           Value        of Net
                                        in Dollars      in Dollars      Assets
--------------------------------------------------------------------------------
CORPORATE BONDS
--------------------------------------------------------------------------------

Kerzner International Ltd.
  2.375%, 4-15-24                       $1,543,000       $1,868,959      0.47%
                                   ---------------------------------------------

TOTAL CORPORATE BONDS
(COST $1,586,539)                                         1,868,959       0.47
                                   ---------------------------------------------


                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
SSgA Prime Money
  Market Fund                           17,674,730       17,674,730       4.50
SSgA Money Market Fund                   9,684,650        9,684,650       2.47
                                   ---------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $27,359,380)                                       27,359,380       6.97
                                   ---------------------------------------------

TOTAL INVESTMENTS
(COST $358,323,615)                                     397,947,685     101.32

Liabilities Less Cash
and Other Assets                                        (5,178,901)     (1.32)
                                   ---------------------------------------------

NET ASSETS                                             $392,768,784    100.00%
                                   =============================================

 *   Non-income producing.
     See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

(Amounts in thousands)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

  Investments, at value (cost $358,324)                               $397,948
  Receivable for investments sold                                        2,729
  Receivable for capital stock sold                                        674
  Interest and dividends receivable                                        308
  Prepaid expenses and other assets                                        220
                                                                  --------------
  TOTAL ASSETS                                                         401,879
                                                                  --------------

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------

  Payable for investments purchased                                      8,097
  Payable for capital stock redeemed                                       237
  Accrued investment advisory fee                                          284
  Accrued distribution fee                                                 236
  Accrued trustees' fees                                                   145
  Unrealized loss on foreign currency
     exchange contracts                                                      2
  Accrued expenses and other liabilities                                   109
                                                                  --------------
  TOTAL LIABILITIES                                                      9,110
                                                                  --------------
NET ASSETS                                                            $392,769
                                                                  ==============

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------

  Paid-in-capital                                                     $402,842
  Accumulated net investment loss                                        (955)
  Accumulated net realized loss on investments
     and foreign currency transactions                                (48,784)
  Net unrealized appreciation on investments
     and foreign currency translations                                  39,666
                                                                  --------------
NET ASSETS                                                            $392,769
                                                                  ==============

SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                         35,087

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                                        $11.19
                                                                  ==============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)

(Amounts in thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------

  Interest                                                                $229
  Dividends (net of $0 of non-reclaimable
     foreign withholding taxes)                                          1,474
                                                                  --------------

  TOTAL INVESTMENT INCOME                                                1,703
                                                                  --------------

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

  Investment advisory fees                                               1,328
  Distribution fees                                                        391
  Transfer agent fees and expenses                                         145
  Fund administration fees                                                  70
  Custody and fund accounting fees                                          56
  Printing and postage expenses                                             29
  Trustees' fees and expenses                                               22
  State registration fees                                                   16
  Professional fees                                                         12
  Miscellaneous                                                              8
                                                                  --------------
  TOTAL EXPENSES                                                         2,077
  Less expenses paid indirectly                                            (1)
  Recovery of previously waived expenses                                    99
                                                                  --------------
  NET EXPENSES                                                           2,175
                                                                  --------------

NET INVESTMENT LOSS                                                      (472)
                                                                  --------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------

  Net realized gain on investments                                       2,578
  Net realized gain on foreign
     currency transactions                                                 115
  Change in unrealized appreciation/
     depreciation on investments and foreign
     currency translations                                              14,969
                                                                  --------------
  Net Gain on Investments                                               17,662
                                                                  --------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                              $17,190
                                                                  ==============

 *   Not in thousands.
     See notes to financial statements.

MARSICO 21ST CENTURY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                  Six Months            Year
                                                 Ended 3/31/05         Ended
(Amounts in thousands)                            (Unaudited)         9/30/04
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------

  Net investment loss                                 $(472)            $(872)
  Net realized gain on investments                     2,578            11,654
  Net realized gain (loss) on foreign
     currency transactions                               115             (438)
  Change in unrealized appreciation/depreciation
     on investments and foreign currency
     translations                                     14,969             9,681
                                                 -------------------------------
  Net increase in net assets resulting
     from operations                                  17,190            20,025
                                                 -------------------------------

--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

  Proceeds from sale of shares                       204,252           159,175
  Redemption fees                                         27                18
  Redemption of shares                              (44,928)          (67,028)
                                                 -------------------------------

  Net increase from capital share transactions       159,351            92,165
                                                 -------------------------------

TOTAL INCREASE IN NET ASSETS                         176,541           112,190

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------

Beginning of period                                  216,228           104,038
                                                 -------------------------------

END OF PERIOD                                       $392,769          $216,228
                                                 ===============================

Accumulated net investment loss                        (955)             (483)

--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
--------------------------------------------------------------------------------

Shares sold                                           17,821            16,143
Shares redeemed                                      (3,931)           (6,855)
                                                 -------------------------------

NET INCREASE                                          13,890             9,288
                                                 ===============================


  See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                            Six Months     Year         Year        Year         Year        Year
For a Fund Share Outstanding                              Ended 3/31/05    Ended       Ended        Ended       Ended        Ended
Throughout the Period.                                     (Unaudited)    9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.20        $8.74       $6.54        $6.26      $10.86       $10.00

------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

  Net investment loss                                        (0.01)       (0.04)      (0.04)       (0.08)      (0.08)       (0.07)
  Net realized and unrealized gains
     (losses) on investments                                   1.00         1.50        2.23         0.36      (4.52)         0.93
                                                   ---------------------------------------------------------------------------------
  Total from investment operations                             0.99         1.46        2.19         0.28      (4.60)         0.86
                                                   ---------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS & OTHER
------------------------------------------------------------------------------------------------------------------------------------

  Increase from payment by service provider                       -            -        0.01            -           -            -
  Redemption fees [See Note 2(i)]                              -(1)         -(1)           -            -           -            -
                                                   ---------------------------------------------------------------------------------
  Total distributions & other                                     -            -        0.01            -           -            -
                                                   ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                               $11.19       $10.20       $8.74        $6.54       $6.26       $10.86
                                                   ---------------------------------------------------------------------------------

TOTAL RETURN                                               9.71%(2)       16.70%      33.64%        4.47%    (42.36)%     8.60%(2)

------------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
------------------------------------------------------------------------------------------------------------------------------------

  Net assets, end of period (000s)                         $392,769     $216,228    $104,038      $56,021     $60,124     $130,173

  Ratio of expenses to average net assets,
     less waivers and before expenses paid indirectly,
     plus reimbursements of previously waived expenses     1.39%(3)        1.50%    1.55%(5)        1.50%       1.50%     1.50%(3)

  Ratio of net investment loss to average net assets,
     net of waivers, reimbursements of previously
     waived expenses and expenses paid indirectly        (0.30)%(3)      (0.48)%     (1.05)%      (0.89)%     (0.76)%   (0.92)%(3)

  Ratio of expenses to average net assets,
     before waivers, reimbursements of previously
     waived expenses and expenses paid indirectly          1.33%(3)        1.44%       1.65%        1.60%       1.57%     1.70%(3)

  Ratio of net investment loss to average net assets,
     before waivers, reimbursements of previously
     waived expenses and expenses paid indirectly        (0.36)%(3)      (0.42)%     (1.15)%      (0.99)%     (0.83)%   (1.13)%(3)

  Portfolio turnover rate(4)                                 61%(2)         191%        236%         388%        399%      267%(2)


* Inception.

(1)  Less than $0.01.

(2)  Not annualized for the periods less than one year.

(3)  Annualized for the periods less than one year.

(4) Portfolio turnover is greater than most funds due to the investment style of the Fund.

(5)  See Note 3 for information regarding the voluntary fee waiver.

     See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW BY JIM GENDELMAN

The Marsico International Opportunities Fund had a (US$) total return of 9.69% for the six-month period ended March 31, 2005. For comparative purposes, the Morgan Stanley Capital International EAFE Index, which we consider to be the Fund's primary benchmark index, had a total (US$) total return of 15.13% for the same time period. Please see the Fund overview for more detailed information about the Fund's performance for various periods ended March 31, 2005. The performance data for the Fund quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.(1)

The Fund's six-month underperformance relative to its benchmark index was primarily attributable to several factors:

- CURRENCY: In the context of a generally weakening US dollar over the six months ended March 31, 2005, the Fund's exposure to dollar-based assets (e.g., American Depositary Receipts, cash equivalents), and companies whose "home currency" correlates generally with the value of the dollar, had a substantial negative performance impact.

- MEDIA POSITIONS: The Fund's media holdings, collectively, had a positive return but struggled in comparison to the Fund's benchmark index. During the reporting period, the Fund's media positions had a collective price return of 7%, while the benchmark index's Media industry group return was 19%. Specific individual holdings that impacted performance in relation to the benchmark index included NTL (+3%), Sogecable (-4%), Reuters Group (+6%), and News Corp., Ltd. (+7%).(2)

- INFORMATION TECHNOLOGY: Our stock selection in this sector was mixed during the reporting period. In particular, positions such as LM Ericsson Telephone (-12%), Trend Micro (-16%), and Research In Motion (-2%) had returns that materially impacted the Fund's performance. The Fund did have some strong-performing holdings in this sector, such as Samsung Electronics (+26%) and Canon (+15%). However, these were not enough to fully offset the impact of the Fund's less strong holdings.(2)

- ENERGY: During the reporting period, we increased the Fund's energy-related holdings rather significantly, based - in part - on our assessment of several unique opportunities at the individual company level. For the entire reporting period, the Fund's positions in this sector had an aggregate return of 9%, compared to the benchmark index's sector return (+17%). The Fund's position in Total (+17%) was among its better-performing individual holdings. However, Petroleo Brasileiro (-8%), Golar Lng

  (-11% prior to being sold), and Sasol (-1%) had the overall impact of moderating the Fund's gains in the Energy sector.(2)

The Fund has tended to have a relatively high portfolio turnover level because of its investment style. Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or to address issues affecting particular holdings.

As of March 31, 2005 the Fund's holdings, in terms of economic sector distribution, were allocated primarily to Financials, Consumer Discretionary, and Energy. During the reporting period, we reduced the Consumer Discretionary positions quite substantially, primarily in industry groups such as Media and Retailing. The Financials weighting rose, and included new investments in Insurance and Real Estate. The Fund's largest country-level allocations as of the end of the reporting period were in Japan, the United Kingdom, Switzerland, France, and Canada.

Sincerely,

/s/ James G. Gendelman

JAMES G. GENDELMAN
PORTFOLIO MANAGER

(1) The performance returns for the International Opportunities Fund (for the period prior to September 30, 2004) reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been reduced. For the period beginning October 1, 2004, performance returns for the International Opportunities Fund would be higher but for the reimbursement of fees waived previously. A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. See the prospectus for more information. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in securities regulations and accounting standards, possible changes in taxation, limited public information and other factors.

     The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

(2) Portfolio composition is subject to change at any time and references to specific securities, industries and sectors referenced in this letter are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or industries mentioned in this letter.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

FUND OVERVIEW MARCH 31, 2005 (UNAUDITED)

The International Opportunities Fund invests primarily in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. It normally invests in issuers from at least three different countries, not including the United States, and maintains a core position of between 35 and 50 common stocks.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                                                 Average Annual
                                             One Year           Since Inception
                                         (4/1/04-3/31/05)      (6/30/00-3/31/05)
Marsico International Opportunities Fund       5.05%(1)               4.04%(1)
Morgan Stanley Capital
   International EAFE Index                   15.06%                 -0.36%

----------------------------------------  --------------------------------------
NET ASSETS                                GROWTH OF $10,000(1)(2)
----------------------------------------  --------------------------------------
3/31/05                     $208,197,321                             Morgan
                                                       Marsico       Stanley
----------------------------------------            International    Capital
NET ASSET VALUE                                     Opportunities  International
----------------------------------------                 Fund       EAFE Index
Net Asset Value Per Share        $11.66   6/30/2000     10,000       10,000
                                          9/30/2000     10,360        9,193
----------------------------------------  3/31/2001      8,283        7,720
TOP FIVE HOLDINGS                         9/30/2001      7,011        6,570
----------------------------------------  3/31/2002      8,542        7,064
UBS AG                            4.88%   9/30/2002      7,248        5,550
Enterprise Inns PLC                3.67   3/31/2003      7,040        5,422
Vinci S.A.                         3.47   9/30/2003      9,101        6,993
Sanofi-Aventis                     2.97   3/31/2004     11,493        8,542
InterContinental Hotels                   9/30/2004     11,006        8,537
  Group PLC                        2.73   3/31/2005     12,072        9,829

----------------------------------------
SECTOR ALLOCATION(3)
----------------------------------------
Financial                        31.20%
Consumer Cyclical                 19.05
Consumer Non-Cyclical             10.74
Energy                            10.18
Industrial                        10.00
Communications                     8.15
Technology                         5.17
Basic Materials                    4.44
Utilities                          1.07

The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less.

     The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1) The performance returns for the International Opportunities Fund (for the period prior to September 30, 2004) reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. For the period beginning October 1, 2004, performance returns for the International Opportunities Fund would be higher but for the reimbursement of fees waived previously.

(2) This chart assumes an initial investment of $10,000 made on June 30, 2000 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.

(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

ADVERTISING SERVICES
JC Decaux S.A.*                            118,350       $3,230,966      1.55%
                                   ---------------------------------------------

APPLICATIONS SOFTWARE
Trend Micro Inc.                            48,000        2,063,602       0.99
                                   ---------------------------------------------

AUDIO/VIDEO PRODUCTS
Sony Corporation                            22,800          907,918       0.44
Thompson Multimedia                        152,195        4,103,642       1.97
                                   ---------------------------------------------
                                                          5,011,560       2.41
                                   ---------------------------------------------

AUTOMOTIVE -
CARS/LIGHT TRUCKS
Renault S.A.                                34,272        3,061,008       1.47
                                   ---------------------------------------------

BROADCAST
SERVICES/PROGRAMMING
Grupo Televisa S.A. ADR                     68,810        4,046,028       1.94
                                   ---------------------------------------------

BUILDING - HEAVY CONSTRUCTION
Vinci S.A.                                  50,124        7,225,306       3.47
                                   ---------------------------------------------

CASINO HOTELS
Kerzner International Ltd.*                 42,776        2,619,174       1.26
Wynn Resorts Ltd.*                          48,367        3,276,381       1.57
                                   ---------------------------------------------
                                                          5,895,555       2.83
                                   ---------------------------------------------

CELLULAR TELECOMMUNICATIONS
America Movil ADR                           73,267        3,780,577       1.82
                                   ---------------------------------------------

CHEMICALS - SPECIALTY
Lonza Group AG                              50,733        3,104,933       1.49
                                   ---------------------------------------------

COMMERCIAL BANKS - NON-US
Anglo Irish Bank Corp., PLC                179,709        4,500,727       2.16
Banca Intesa SpA                           452,500        2,299,378       1.10
Bayerische Hypo-und
  Vereinsbank AG*                           91,519        2,238,664       1.08
ForeningsSparbanken AB                     132,094        3,119,786       1.50
ICICI Bank Ltd. ADR                        118,285        2,450,865       1.18
Mitsubishi Tokyo Financial
  Group, Inc.                                  467        4,050,266       1.94
                                   ---------------------------------------------
                                                         18,659,686       8.96
                                   ---------------------------------------------

COMPUTERS
Research in Motion Ltd.*                    40,370        3,085,075       1.48
                                   ---------------------------------------------

COSMETICS & TOILETRIES
Natura Cosmeticos S.A.                      45,675        1,241,949       0.60
Natura Cosmeticos S.A. 144A                  1,500           40,787       0.02
                                   ---------------------------------------------
                                                          1,282,736       0.62
                                   ---------------------------------------------

DIVERSIFIED MINERALS
BHP Billiton PLC                           155,453        2,088,684       1.00
                                   ---------------------------------------------

DRUG DELIVERY SYSTEMS
Fresenius AG                                30,935        3,560,974       1.71
                                   ---------------------------------------------


                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

ELECTRIC - GENERATION
British Energy Group PLC*                  412,277       $2,165,897      1.04%
                                   ---------------------------------------------

ELECTRIC PRODUCTS -
MISCELLANEOUS
Samsung Electronics Co., Ltd.                4,090        2,021,841       0.97
                                   ---------------------------------------------

ELECTRONIC COMPONENTS -
MISCELLANEOUS
Fanuc Ltd.                                  40,814        2,553,968       1.23
                                   ---------------------------------------------

ELECTRONIC COMPONENTS -
SEMICONDUCTORS
Arm Holdings PLC                         1,602,009        3,186,332       1.53
                                   ---------------------------------------------

ELECTRONIC MEASURING
INSTRUMENTS
Keyence Corporation                         13,600        3,150,462       1.51
                                   ---------------------------------------------

FINANCE - CONSUMER LOANS
Promise Co., Ltd.                           74,500        5,092,651       2.45
Takefuji Corp.                              30,090        2,026,017       0.97
                                   ---------------------------------------------
                                                          7,118,668       3.42
                                   ---------------------------------------------

FINANCE - INVESTMENT
BANKER/BROKER
Macquarie Bank Ltd.                         28,111        1,042,737       0.50
                                   ---------------------------------------------

HOTELS & MOTELS
InterContinental Hotels
  Group PLC                                487,110        5,684,182       2.73
Shangri-La Asia Ltd.                     2,743,003        3,974,118       1.91
Shangri-La Asia Ltd. 144A                  258,000          373,796       0.18
                                   ---------------------------------------------
                                                         10,032,096       4.82
                                   ---------------------------------------------

LIFE/HEALTH INSURANCE
Swiss Life Holding*                         31,971        4,806,142       2.31
                                   ---------------------------------------------
MEDICAL - DRUGS
Astellas Pharma, Inc.*                     119,000        4,028,444       1.93
Sanofi-Aventis                              73,290        6,180,132       2.97
Schering AG                                 31,904        2,115,833       1.02
                                   ---------------------------------------------
                                                         12,324,409       5.92
                                   ---------------------------------------------

MONEY CENTER BANKS
Erste Bank der oesterreichischen
  Sparkassen AG                             90,988        4,759,194       2.29
UBS AG                                     120,437       10,170,258       4.88
                                   ---------------------------------------------
                                                         14,929,452       7.17
                                   ---------------------------------------------

MULTI-LINE INSURANCE
Riunione Adriatica di
  Sicurta SpA                              179,585        4,225,250       2.03
                                   ---------------------------------------------

MUSIC
EMI Group PLC                              476,842        2,128,876       1.02
                                   ---------------------------------------------

OFFICE AUTOMATION & EQUIPMENT
Canon, Inc.                                 40,000        2,144,922       1.03
                                   ---------------------------------------------


 * Non-income producing.
  See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS MARCH 31, 2005 (UNAUDITED) (continued)

                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

OIL COMPANIES -
EXPLORATION & PRODUCTION
CNOOC Ltd. ADR                              46,079       $2,520,982      1.21%
Talisman Energy, Inc.                      126,072        4,313,565       2.07
                                   ---------------------------------------------
                                                          6,834,547       3.28
                                   ---------------------------------------------

OIL COMPANIES - INTEGRATED
BP PLC                                     200,927        2,082,663       1.00
Petroleo Brasilerio SA                      59,455        2,626,722       1.26
Sasol Ltd.                                 167,131        3,885,971       1.87
Total S.A.                                  22,235        5,202,596       2.50
                                   ---------------------------------------------
                                                         13,797,952       6.63
                                   ---------------------------------------------

PETROCHEMICALS
Reliance Industries, Ltd.                  148,509        3,804,801       1.83
                                   ---------------------------------------------

PROPERTY/CASUALTY INSURANCE
Millea Holdings, Inc.                          163        2,371,350       1.14
                                   ---------------------------------------------

REAL ESTATE
OPERATING/DEVELOPMENT
Capitaland Ltd.                          2,942,000        4,188,217       2.01
Hang Lung Properties Ltd.                1,371,518        1,995,875       0.96
Sumitomo Realty &
  Development Co., Ltd.                    325,000        3,921,943       1.89
                                   ---------------------------------------------
                                                         10,106,035       4.86
                                   ---------------------------------------------

RETAIL - CONSUMER ELECTRONICS
Yamada Denki Company, Ltd.                  92,600        4,853,231       2.33
                                   ---------------------------------------------

RETAIL - DRUG STORES
Shoppers Drug
  Mart Corporation*                         62,476        2,084,427       1.00
                                   ---------------------------------------------

RETAIL - PUBS
Enterprise Inns PLC                        524,221        7,637,879       3.67
                                   ---------------------------------------------

SOAP & CLEANING PREPARATIONS
Reckitt Benckiser PLC                       79,334        2,521,676       1.21
                                   ---------------------------------------------

TELECOM EQUIPMENT
Ericsson (LM) Tel-SP ADR                    75,002        2,115,056       1.02
                                   ---------------------------------------------

TELECOM SERVICES
Cesky Telecom AS 144A                       70,166        1,315,613       0.63
                                   ---------------------------------------------

TELEPHONE - INTEGRATED
NTL, Inc.*                                  32,164        2,047,882       0.98
                                   ---------------------------------------------

TRANSPORT - RAIL
Canadian National
  Railway Co.                               83,988        5,317,280       2.56
                                   ---------------------------------------------

TOTAL COMMON STOCKS
(COST $188,802,041)                                     202,735,471      97.38
                                   ---------------------------------------------


                                          Number          Market       Percent
                                            of             Value        of Net
                                          Shares        in Dollars      Assets
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

SSgA Money Market Funds                  6,467,061       $6,467,061      3.10%
                                   ---------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $6,467,061)                                         6,467,061       3.10
                                   ---------------------------------------------

TOTAL INVESTMENTS
(COST $195,269,102)                                     209,202,532     100.48

Liabilities Less Cash
and Other Assets                                        (1,005,211)     (0.48)
                                   ---------------------------------------------

NET ASSETS                                             $208,197,321    100.00%
                                   =============================================

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------

                                                                  Percent
                                                                     of
                                               Market            Investment
Country                                         Value            Securities
--------------------------------------------------------------------------------
Australia                                    $1,042,737            0.5%
Austria                                       4,759,194             2.3
Brazil                                        3,909,458             1.9
Canada                                       14,800,347             7.1
France                                       29,003,650            13.9
Germany                                       7,915,471             3.8
Hong Kong                                     8,864,771             4.2
India                                         6,255,666             3.0
Italy                                         6,524,628             3.1
Japan                                        37,164,774            17.8
Mexico                                        7,826,605             3.7
Scotland                                      4,500,727             2.1
Singapore                                     4,188,217             2.0
South Africa                                  3,885,971             1.8
South Korea                                   2,021,841             1.0
Sweden                                        5,234,842             2.5
Switzerland                                  18,081,333             8.6
United Kingdom                               28,811,802            13.8
United States(1)                             14,410,498             6.9
                              --------------------------------------------------
TOTAL                                      $209,202,532          100.0%
                              --------------------------------------------------

*    Non-income producing.

(1)  Includes short-term securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

(Amounts in thousands)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

  Investments, at value (cost $195,269)                               $209,203
  Foreign currency (cost $85)                                               85
  Receivable for investments sold                                        1,556
  Receivable for capital stock sold                                        480
  Interest and dividends receivable                                        408
  Prepaid expenses and other assets                                        152
  Unrealized gain on foreign exchange contracts                              9
                                                                  --------------
  TOTAL ASSETS                                                         211,893
                                                                  --------------

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------

  Payable for investments purchased                                      2,689
  Payable for capital stock redeemed                                       184
  Payable to custodian                                                     385
  Accrued investment advisory fee                                          178
  Accrued distribution fee                                                  87
  Accrued trustees' fees                                                   104
  Accrued expenses and other liabilities                                    69
                                                                  --------------
  TOTAL LIABILITIES                                                      3,696
                                                                  --------------
NET ASSETS                                                            $208,197
                                                                  ==============

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------

  Paid-in-capital                                                     $195,580
  Accumulated net investment loss                                        (196)
  Accumulated net realized loss on investments
     and foreign currency transactions                                 (1,140)
  Net unrealized appreciation on investments
     and foreign currency translations                                  13,953
                                                                  --------------
NET ASSETS                                                            $208,197
                                                                  ==============
SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                         17,854

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                                        $11.66
                                                                  ==============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)

(Amounts in thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------

  Interest                                                                $103
  Dividends (net of $59 of non-reclaimable
     foreign withholding taxes)                                          1,153
                                                                  --------------
  TOTAL INVESTMENT INCOME                                                1,256
                                                                  --------------

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

  Investment advisory fees                                                 635
  Distribution fees                                                        187
  Custody and fund accounting fees                                          82
  Transfer agent fees and expenses                                          69
  Fund administration fees                                                  60
  Federal and state registration fees                                       14
  Trustees' fees and expenses                                               12
  Printing and postage expenses                                             12
  Professional fees                                                          8
  Miscellaneous                                                              3
                                                                  --------------
  TOTAL EXPENSES                                                         1,082
  Recovery of previously waived expenses                                   112
                                                                  --------------
  NET EXPENSES                                                           1,194
                                                                  --------------

NET INVESTMENT INCOME                                                       62
                                                                  --------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------

  Net realized gain on investments                                       2,721
  Net realized gain on foreign
     currency transactions                                               3,364
  Change in unrealized appreciation/
     depreciation on investments and foreign
     currency translations                                               3,599
                                                                  --------------
  Net Gain on Investments                                                9,684
                                                                  --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                               $9,746
                                                                  ==============

 *   Not in thousands.
     See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                  Six Months            Year
                                                 Ended 3/31/05         Ended
(Amounts in thousands)                            (Unaudited)         9/30/04
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------

  Net investment income                                  $62               $51
  Net realized gain (loss) on investments              2,721             (513)
  Net realized gain on foreign
     currency transactions                             3,364               334
  Change in unrealized appreciation/depreciation
     on investments and foreign currency
     translations                                      3,599             5,295
                                                 -------------------------------
  Net increase in net assets resulting
     from operations                                   9,746             5,167
                                                 -------------------------------

--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

  Proceeds from sale of shares                       106,723            90,174
  Redemption fees                                          5                24
  Redemption of shares                              (14,439)          (17,612)
                                                 -------------------------------

  Net increase from capital share transactions        92,289            72,586
                                                 -------------------------------

TOTAL INCREASE IN NET ASSETS                         102,035            77,753
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------

Beginning of period                                  106,162            28,409
                                                 -------------------------------

END OF PERIOD                                       $208,197          $106,162
                                                 ===============================

Accumulated net investment loss                        (196)             (258)

--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
--------------------------------------------------------------------------------

Shares sold                                            9,108             8,443
Shares redeemed                                      (1,239)           (1,686)
                                                 -------------------------------

NET INCREASE                                           7,869             6,757
                                                 ===============================

  See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                            Six Months     Year         Year        Year         Year        Year
For a Fund Share Outstanding                              Ended 3/31/05    Ended       Ended        Ended       Ended        Ended
Throughout the Period.                                     (Unaudited)    9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.63        $8.80       $7.00        $6.78      $10.36       $10.00

------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

  Net investment income (loss)                                 -(1)         0.01        0.02       (0.02)           -         0.01
  Net realized and unrealized gains
     (losses) on investments                                   1.03         1.82        1.78         0.19      (3.27)         0.35
                                                 -----------------------------------------------------------------------------------
  Total from investment operations                             1.03         1.83        1.80         0.17      (3.27)         0.36
                                                 -----------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS & OTHER
------------------------------------------------------------------------------------------------------------------------------------

  Net investment income                                           -            -           -       (0.01)      (0.04)            -
  Net realized gains                                              -            -           -            -      (0.27)            -

  Redemption fees [See Note 2(i)]                              -(1)         -(1)        -(1)         0.05           -            -
  Payment by affiliate                                            -            -           -         0.01           -            -
                                                 -----------------------------------------------------------------------------------
  Total distributions & other                                     -            -           -         0.05      (0.31)            -
                                                 -----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $11.66       $10.63       $8.80        $7.00       $6.78       $10.36
                                                 -----------------------------------------------------------------------------------

TOTAL RETURN                                               9.69%(2)       20.80%      25.71%        3.37%    (32.32)%     3.60%(2)

------------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
------------------------------------------------------------------------------------------------------------------------------------

  Net assets, end of period (000s)                         $208,197     $106,162     $28,409      $20,632     $17,609      $15,480

  Ratio of expenses to average net assets,
     less waivers and before expenses paid indirectly,
     plus reimbursements of previously waived expenses     1.60%(3)        1.60%    1.68%(5)        1.60%       1.60%     1.60%(3)

  Ratio of net investment income (loss) to average net
     assets, net of waiver, reimbursements of previously
     waived expenses and expenses paid indirectly          0.08%(3)        0.07%       0.18%      (0.25)%       0.05%     0.33%(3)

  Ratio of expenses to average net assets,
     before waivers, reimbursements of previously
     waived expenses and expenses paid indirectly          1.45%(3)        1.68%       2.31%        2.07%       2.60%     4.76%(3)

  Ratio of net investment loss to average net assets,
     before waivers, reimbursements of previously
     waived expenses and expenses paid indirectly          0.23%(3)      (0.00)%     (0.45)%      (0.73)%     (0.94)%   (2.83)%(3)

  Portfolio turnover rate(4)                                 99%(2)         105%        211%         192%        534%      190%(2)


* Inception.

(1)  Less than $0.01.

(2)  Not annualized for the periods less than one year.

(3)  Annualized for the periods less than one year.

(4) Portfolio turnover is greater than most funds due to the investment style of the Fund.

(5)  See Note 3 for information regarding the voluntary fee waiver.

     See notes to financial statements.

MARSICO FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005 (UNAUDITED)

1.   ORGANIZATION
     The Marsico Investment Fund (the "Trust") was organized on October 1, 1997, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Focus Fund, the Growth Fund, the 21st Century Fund and the International Opportunities Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund and the Growth Fund, the 21st Century Fund and the International Opportunities Fund are diversified funds. The Focus and Growth Funds commenced operations on December 31, 1997, the 21st Century Fund commenced operations on February 1, 2000 and the International Opportunities Fund commenced operations on June 30, 2000. Affiliates of the Adviser hold approximately 6% of the 21st Century Fund and 10% of the International Opportunities Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     (a) Investment Valuation-A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to determine market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500/R Index.

     (b) Expenses-The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds' expenses may be reduced by voluntary advisory fee waivers, brokerage credits and uninvested cash balances earning interest or credits. Such credits are included in Waiver of Expenses and Expenses Paid Indirectly in the Statement of Operations.

          Brokerage commissions were paid to unaffiliated brokers which reduced certain transfer agent fees and expenses in the amount of $641,453 and $153,955 for the Focus Fund and Growth Fund, respectively, for the six months ended March 31, 2005. Also, the Funds received credits on certain custody account balances which reduced certain transfer agent fees and expenses in the amount of $5,174, $2,602, $517 and $247 for the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund, respectively, for the six months ended March 31, 2005. Brokerage commission credits and custody account earnings credits are included in Expenses Paid Indirectly on the Statements of Operations.

     (c) Federal Income Taxes-Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

     (d) Distributions to Shareholders-Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions, deferred trustees compensation, net operating losses and post-October capital losses.

     (e) Foreign Currency Translation-The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

          Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

     (f) Forward Currency Contracts and Futures Contracts-The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

          Forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds' custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

          Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

          Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

          The Funds may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts, and interest rate swaps and swap-related products. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     (g) Options Contracts-The Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the Funds may enter into such transactions for cross-hedging purposes.

          The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options

MARSICO FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005 (UNAUDITED) (continued)

     purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in call options written for the six months ended March 31, 2005 were as follows:

                                         Number of
FOCUS FUND                               Contracts                    Premiums
--------------------------------------------------------------------------------
Options outstanding
  at 9/30/04                                     -                           -
Options written                              7,753                  $1,545,094
Options closed                               (257)                    (54,925)
Options exercised                          (3,768)                   (782,825)
Options expired                            (3,728)                   (707,344)
                               -------------------------------------------------
Options outstanding
  at 3/31/05                                     -                          $-
                               =================================================

                                         Number of
GROWTH FUND                              Contracts                    Premiums
--------------------------------------------------------------------------------
Options outstanding
  at 9/30/04                                     -                           -
Options written                                252                     $42,166
Options closed                                   -                           -
Options exercised                            (252)                    (42,166)
Options expired                                  -                           -
                               -------------------------------------------------
Options outstanding
  at 3/31/05                                     -                          $-
                               =================================================

     (h) Trustees' Compensation-Effective February 1, 2000, the Board of Trustees adopted the Marsico Investment Fund Deferred Fee Plan (the "Deferred Fee Plan") that allows the independent Trustees to defer the receipt of all or a portion of the Trustees' fees payable. The Trustees are deemed to be notionally invested in the Funds until distribution in accordance with the Deferred Fee Plan. Included in the Trustees' Fees and Expenses on the Statement of Operations is the unrealized appreciation of $10,090, $16,362, $8,787 and $4,050 related to the mark-to-market of the shares of the Deferred Fee Plan for the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund, respectively.
     (i) Redemption Fee-For shares purchased on or after January 30, 2004, a 2.00% redemption fee is retained by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 30 days or less from their purchase date. Prior to January 30, 2004, a 2.00% redemption fee was imposed on redemptions or exchanges of shares of the International Opportunities Fund held three months or less from their purchase date. Redemption fees are recorded by the Funds as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended March 31, 2005, the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund received $18,513, $28,692, $27,289 and $5,429, respectively, in redemption fees.

     (j) Other-Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

          During the year ended September 30, 2003, the fund accounting agent reimbursed the 21st Century Fund $67,752 for an investment transaction loss, which had resulted from an unintended error in available cash balances for investment transactions. This reimbursement is included in the Financial Highlights as an Increase From Payment By Service Provider.

     (k) Indemnifications-In the normal course of business, the Funds enter into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS
     WITH AFFILIATES
     The Funds have an agreement with Marsico Capital Management, LLC (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 0.85% of the average daily net assets of each of the Focus, Growth, 21st Century and International Opportunities Funds. Effective November 11, 2004, the Adviser reduced its investment advisory fee ("management fee") for managing the Focus Fund and Growth Fund for assets that exceed certain thresholds. The current management fee schedule for these two Funds is 0.85% per year of average daily net assets up to $3 billion in each Fund, and 0.75% per year of average daily net assets exceeding $3 billion in each Fund. The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus and International Opportunities Funds' average daily net assets and 1.50% of the Growth and 21st Century Funds' average daily net assets until December 31, 2005. This fee waiver is voluntary and may be terminated at any time. The voluntary waiver of expenses for the year ended September 30, 2003 excludes as an extraordinary item the unrealized appreciation of $30,090 and $17,937, respectively, for the 21st Century Fund and International Opportunities Fund related to the mark-to-market of the shares of the Deferred Fee Plan. The unrealized appreciation is included in the Change in Unrealized Appreciation/Depreciation on Investment and Foreign Currency Translations on the Statement of Operations. As a result, the unrealized appreciation is retained by the Funds in accordance with the Deferred Fee Plan. For periods subsequent to September 30, 2003, unrealized appreciation/depreciation of Fund shares in the Deferred Fee Plan will be subject to the Funds' expense reimbursement agreement with the Adviser.

     The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursements do not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. For the six months ended March 31, 2005, the Adviser recovered previously waived fees of $98,548 and $111,946, respectively, in the 21st Century Fund and International Opportunities Fund.

     As of March 31, 2005, the reimbursement that may potentially be made by the International Opportunities Fund to the Adviser is $192,624, which expires in 2006.

     Banc of America Securities is an affiliate of Marsico Capital Management, LLC and is designated as an introductory broker on certain Fund transactions. For the six months ended March 31, 2005, none of the Funds paid brokerage commissions to Banc of America Securities.

4.   SERVICE AND DISTRIBUTION PLAN
     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets.

5.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended March 31, 2005, were as follows:

     (Amounts in thousands)                   Purchases                  Sales
     ---------------------------------------------------------------------------
     Focus Fund                              $1,894,952             $1,706,912
     Growth Fund                                853,295                589,795
     21st Century Fund                          318,049                180,086
     International Opportunities Fund           235,382                140,356

     There were no purchases or sales of U.S. government securities.

MARSICO FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005 (UNAUDITED) (continued)

6.   FEDERAL INCOME TAX INFORMATION
At March 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

                                                           21st    International
                                 Focus        Growth     Century   Opportunities
(Amounts in thousands)            Fund         Fund        Fund        Fund
--------------------------------------------------------------------------------
Cost of investments           $2,712,791   $1,436,564    $358,863    $197,014
                              --------------------------------------------------
Gross unrealized appreciation    699,317      346,365      43,548      16,795
Gross unrealized depreciation    (26,365)      (7,912)     (4,463)     (4,606)
                              --------------------------------------------------
Net unrealized appreciation
  on investments                $672,952     $338,453     $39,085     $12,189

--------------------------------------------------------------------------------
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

The Focus, Growth, 21st Century and International Opportunities Funds had realized currency losses (in thousands) from transactions between November 1, 2003 and September 30, 2004 of $1,068, $9, $401 and $173, respectively. Post-October currency losses and capital losses are treated as arising in the Funds' next fiscal year.

At September 30, 2004, the Focus, Growth, 21st Century and International Opportunities Funds had accumulated capital loss carryforwards (in thousands) of $293,243, $133,048, $50,674 and $5,843, with $0, $0, $22,151 and $0 expiring in
2009, $205,773, $54,455, $28,523 and $5,765 expiring in 2010 and $87,470,
$78,593, $0 and $78 expiring in 2011, respectively. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.

The Focus, Growth, 21st Century and International Opportunities Funds utilized $36,536, $72, $12,404 and $840, respectively, of its capital loss carryforwards during the year ended September 30, 2004.
--------------------------------------------------------------------------------

As of September 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:
                                                           21st    International
                                 Focus        Growth     Century   Opportunities
(Amounts in thousands)            Fund         Fund        Fund        Fund
--------------------------------------------------------------------------------
Undistributed ordinary
  income (deficit)               $(1,603)       $(297)      $(463)      $(239)
Undistributed long-term
  capital gains                        -            -           -           -
                              --------------------------------------------------
Tax accumulated
  earnings (deficit)              (1,603)        (297)       (463)       (239)
                              --------------------------------------------------
Accumulated capital and
  other losses                  (293,243)    (133,047)    (50,674)     (5,843)
Unrealized appreciation
  on investments                 541,684      262,781      23,927       8,954

TOTAL ACCUMULATED
  EARNINGS (DEFICIT)            $246,838     $129,437    $(27,210)     $2,872
                              --------------------------------------------------

Undistributed ordinary income (deficit) consists primarily of post-October currency losses and deferred Trustees' compensation.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

As a shareholder of the Marsico Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005 (the "period").

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.
--------------------------------------------------------------------------------

EXPENSES PAID DURING THE PERIOD
                                                  FOCUS FUND
                          ------------------------------------------------------
                              Beginning          Ending     Expenses paid during
                            account value     account value   the period ended
                           October 1, 2004   March 31, 2005  March 31, 2005(1)
                          ------------------------------------------------------

Actual Example                $1,000.00         $1,072.20          $6.36
Hypothetical Example,
  assuming a 5% return
  before expenses             $1,000.00         $1,018.86          $6.20

                                               GROWTH FUND
                          ------------------------------------------------------
                              Beginning          Ending     Expenses paid during
                            account value     account value   the period ended
                           October 1, 2004   March 31, 2005  March 31, 2005(1)
                          ------------------------------------------------------

Actual Example                $1,000.00         $1,059.60          $6.40
Hypothetical Example,
  assuming a 5% return
  before expenses             $1,000.00         $1,018.78          $6.28

MARSICO FUNDS

                                            21ST CENTURY FUND
                          ------------------------------------------------------
                              Beginning          Ending     Expenses paid during
                            account value     account value   the period ended
                           October 1, 2004   March 31, 2005  March 31, 2005(1)
                          ------------------------------------------------------
Actual Example                $1,000.00         $1,097.10          $7.28
Hypothetical Example,
  assuming a 5% return
  before expenses             $1,000.00         $1,018.06          $7.00

                                    INTERNATIONAL OPPORTUNITIES FUND
                          ------------------------------------------------------
                              Beginning          Ending     Expenses paid during
                            account value     account value   the period ended
                           October 1, 2004   March 31, 2005  March 31, 2005(1)
                          ------------------------------------------------------
Actual Example                $1,000.00         $1,096.90          $8.36
Hypothetical Example,
  assuming a 5% return
  before expenses             $1,000.00         $1,017.02          $8.05

     (1)Expenses are equal to the Funds' annualized expense ratios (1.23% for the Focus Fund, 1.25% for the Growth Fund, 1.39% for the 21st Century Fund and 1.60% for the International Opportunities Fund), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).
--------------------------------------------------------------------------------

ANNUAL RENEWAL OF INVESTMENT
ADVISORY AGREEMENTS
At a meeting of the Board of Trustees of the Trust that commenced on November 10, 2004 and concluded on November 11, 2004, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) (the "Independent Trustees"), approved the renewal of the Funds' Investment Advisory Agreements (the "Agreements"). In advance of the meeting, the Independent Trustees requested and received extensive materials from the Adviser to assist them in considering the renewal of the Agreements. The materials provided by the Adviser contained information with respect to the factors noted below, including detailed comparative information relating to the performance, advisory fees and other expenses of the Funds, other funds sub-advised by the Adviser and non-fund advisory accounts of the Adviser. The materials also included comparisons of the Funds with other funds and non-fund accounts of similar size and investment objectives in terms of performance, fees and other expenses, as well as the performance of each Fund versus its benchmark. In addition, the Adviser provided information regarding its overall expenses and profitability, as well as estimates of its costs and profitability relating to managing the Funds.

In addition to the materials prepared specifically for contract review analysis, on an ongoing basis the Trustees receive information and reports from the Adviser and other service providers to the Funds on investment performance as well as operational, compliance and other matters.

The Trustees engaged in a detailed discussion of the materials with management of the Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and approved the continuation of the Agreements.

DISCUSSION OF FACTORS CONSIDERED

In connection with the re-approval of the Agreements, the Trustees, including the Independent Trustees, requested and received from the Adviser, and reviewed, a wide variety of information, including information about (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the costs of the services to be provided and profits realized by the Adviser and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale may be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; as well as other relevant considerations such as the management fees and expense ratios of each Fund; potential fall-out benefits to the Adviser from its relationship to each Fund; and other general information about the Adviser. The following is a summary of the Board's discussion and views regarding these factors:

1.   NATURE, EXTENT, AND QUALITY OF SERVICES.
     The Trustees considered the nature, quality and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Trustees in that capacity and other services. The Trustees concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2.   INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER.
     The Trustees considered short-term and long-term investment performance for each Fund over various periods of time as compared to both relevant equity indices and the performance of such Fund's Lipper, Inc. peer group universe, and concluded that the Adviser was delivering superior performance results consistent with the long-term investment strategies being pursued by the Funds. The Trustees also noted that the strong investment performance delivered by the Adviser to the Funds appeared to be consistent with the performance delivered for other clients of the Adviser.

3.   COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.
     (a) Costs of Services to Funds: Fees and Expenses. The Trustees considered each Fund's management fee rates and expense ratios relative to industry averages for such Fund's benchmark category and the advisory fees charged by the Adviser to other sub-advised funds and non-fund clients, including information regarding expense limitation commitments from the Adviser, and the actual and proposed breakpoints for the Fund's advisory services. The Trustees noted that the mix of services under the Agreements are much more extensive than those under the Adviser's advisory agreements for sub-advised funds as well as non-fund clients. While the Trustees noted that the investment advisory fees paid by the Funds are generally in the upper quartile of their peer groups, they concluded that those fees are acceptable based upon the qualifications, experience, reputation, and performance of the Adviser and the low-to-moderate overall expense ratios of the Funds.

     (b) Profitability and Costs of Services to Adviser. The Trustees considered the Adviser's overall profitability and costs and a pro forma estimate of the Adviser's profitability and costs if the Funds constituted the Adviser's only assets under management. The Trustees also considered whether the amount of profit is a fair entrepreneurial profit for the management of each Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently-enacted regulatory requirements and new or enhanced Fund policies and procedures. The Trustees concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Funds.

4.   EXTENT OF ECONOMIES OF SCALE AS FUNDS GROW.
     The Trustees considered whether there have been economies of scale with respect to the management of each Fund and whether such Fund has appropriately benefited from any economies of scale. Economies of scale may develop for certain Funds as their assets increase and their Fund-level expenses decline as a percentage of assets. Fund-level economies of scale may not necessarily result in Adviser-level economies of scale, however. The Adviser explained that the expenses incurred by the Adviser relating to management of the Funds have increased substantially in recent years as a percentage of management fees, rather than declining as might be anticipated as the assets of certain Funds increase. The Adviser and the Independent Trustees agreed that it was possible that Adviser-level expenses incurred in managing the Funds eventually may level off or decline as a percentage of management fees, especially if the assets of certain Funds continue to grow beyond certain thresholds.

5.   WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE.
     The Trustees also considered whether the management fee rate is reasonable in relation to the asset size of each Fund and any economies of scale that may exist. In response to a previous suggestion by the Independent Trustees that the Adviser consider whether breakpoints might be appropriate

--------------------------------------------------------------------------------
MARSICO FUNDS

     at some level, the Adviser proposed that, effective November 11, 2004, breakpoints be introduced for the two larger Funds, the Focus Fund and the Growth Fund, for assets that grow beyond $3 billion in each Fund. Under the proposed breakpoints, investment management fees will be 0.85% per year of average daily net assets up to $3 billion in each of those two Funds, and 0.75% per year of average daily net assets exceeding $3 billion in each Fund. The Independent Trustees noted that the Adviser had responded positively to their recommendation that the investment management fees for certain Funds be reconsidered, and approved the proposed new fee schedule.

6.   OTHER RELEVANT CONSIDERATIONS.
     (a) Adviser Personnel and Methods. The Trustees considered the size, education and experience of the Adviser's staff, the Adviser's fundamental research capabilities and the Adviser's approach to recruiting, training and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Funds.

     (b) Other Benefits to the Adviser. The Trustees also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Funds. The Trustees concluded that potential "fall-out" benefits that the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and may in some cases benefit the Funds.

CONCLUSIONS

All of these factors were considered by the Trustees at large, and also were considered by the Independent Trustees meeting separately with independent legal counsel. In considering the Agreements, the Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund's surrounding circumstances. Based on this review, it was the judgment of the Trustees and the Independent Trustees that shareholders had received very favorable absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreements was in the best interests of each Fund and its shareholders. As a part of its decision-making process, the Trustees noted that the Adviser has managed the Funds since their inception, and the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Funds. The Trustees considered, generally, that shareholders invested in a Fund knowing that the Adviser managed that Fund and knowing its investment management fee schedule. As such, the Trustees considered, in particular, whether the Adviser managed each Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Trustees concluded that each Fund was managed by the Adviser consistent with its investment objectives and policies.

OTHER INFORMATION

PROXY VOTING GUIDELINES

The Funds exercise the voting rights associated with the securities held by the Funds under the proxy voting policy of the Funds. A description of those policies and procedures of the Fund and a record of the Funds' proxy votes for the year ended June 30, 2004 are available without charge, upon request, by calling 888-860-8686. It is also available on the Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Funds will file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available (i) on the SEC's website at www.sec.gov; (ii) at the SEC's Public Reference Room and (iii) by calling 800-SEC-0330.

                              [MARSICO FUNDS LOGO]
                         Helping you appreciate life/tm


                          The Marsico Investment Fund
                  UMB Distribution Services, LLC, Distributor
                    P.O. Box 3210, Milwaukee, WI 53201-3210
                      www.marsicofunds.com o 888.860.8686

                     C/2005 MARSICO CAPITAL MANAGEMENT, LLC

               Not authorized for distribution unless preceded or
             accompanied by an effective Marsico Funds prospectus.

Item 2.  Code of Ethics

         Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

         Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the most recent fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics

         Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) (Exhibits (a) and (b)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

         Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing (Exhibits (c) and (d)).
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:   /s/ Thomas F. Marsico
      ------------------------
      Thomas F. Marsico
      President

Date: June 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas F. Marsico
      ------------------------
      Thomas F. Marsico
      President

Date: June 2, 2005

By:   /s/ Christopher J. Marsico
      --------------------------
      Christopher J. Marsico
      Vice President and Treasurer

Date: June 2, 2005